ZEA CAPITAL FUND LLC

Supplement dated October 20, 2010
to the Statement of Additional Information dated August 5, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
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The information of Mary L. Elworth under the section entitled Independent Directors on page S-4 of the Statement of Additional Information dated August 5, 2010 is deleted.  Effective September 17, 2010, Mary L. Elworth resigned as Chairman of the Board, as a Board member and as a member of the Investment/Valuation Committee of Zea Capital Fund LLC.

The information of W. Mark Rosenbury under the column “Position(s) Held with Fund, Term of Office and Length of Time Served” in the section entitled Independent Directors on page S-4 of the Statement of Additional Information dated August 5, 2010 is replaced with the following:

        Director since 2009; Chairman since September, 2010

The information of Mary L. Elworth under the section entitled “Director Qualifications” on page S-6 of the Statement of Additional Information dated August 5, 2010 is deleted.

The first sentence of the section entitled “Audit Committee” on page S-6 of the Statement of Additional Information dated August 5, 2010 is replaced with the following:

Our Board of Directors has a standing Audit Committee that consists of three Independent Directors:
    Messrs. Slavens (Chairman), Moeller and Wells.

The first sentence of the section entitled “Investment / Valuation Committee” on page S-7 of the Statement of Additional Information dated August 5, 2010 is replaced with the following:

We have an Investment / Valuation Committee that consists of the following Independent Directors:
    Messrs. Russell (Chairman), Rosenbury and Wells.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.  THIS STICKER IS PART OF THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND MUST ACCOMPANY SUCH DOCUMENTS TO SATISFY PROSPECTUS DELIVERY REQUIREMENTS UNDER THE SECURITIES ACT OF 1933, AS AMENDED.